Subsequent Events (Details)			1 Months Ended	12 Months Ended
	Jul. 31, 2024 USD ($) shares	May 09, 2024 USD ($) $ / shares	Mar. 16, 2022 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Apr. 23, 2021 USD ($)	Apr. 23, 2021 CNY (¥)
Subsequent Events [Line Items]
Borrowing amount				$ 1,874,479	$ 3,497,639
Original principal amount			$ 2,804,848
Gross proceeds				$ 1,063,333	$ 3,721,667	$ 2,804,848
Jiangsu Changjiang Commercial Bank [Member]
Subsequent Events [Line Items]
Borrowing amount							$ 304,696	¥ 2,200,000
Streeterville Capital LLC [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Original principal amount		$ 797,500
Ordinary share par value (in Dollars per share) | $ / shares		$ 2
Gross proceeds		$ 750,000
Forecast [Member]
Subsequent Events [Line Items]
Shares issued upon conversion (in Shares) | shares	874,788
Fair value of shares issued	$ 881,572